FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a recurring basis (Details) $ in Thousands		12 Months Ended
	May 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of plan assets			$ 1,300
Change in fair value of Contingent Consideration		$ (204)	$ 1,441
Contingent consideration
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of contingent consideration as of the acquisition date	$ 7,400
Contingent consideration | EBITDA risk adjustment
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement inputs			17.30
Contingent consideration | Annual EBITDA volatility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement inputs			55.00
Contingent consideration | Risk-free rate of return
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement inputs			2.10
Narellan Group Pty Limited
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash consideration	20,238
Total purchase price	35,233
Fair value of equity consideration	7,567
Fair value of contingent consideration as of the acquisition date	7,400	$ 7,400
Narellan Group Pty Limited | Contingent consideration
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash consideration	20,200
Fair value of equity consideration	7,600
Fair value of contingent consideration as of the acquisition date	$ 7,400